INCOME TAXES	12 Months Ended
Oct. 28, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
Income tax expense is based on pretax financial accounting income. Deferred income taxes are recognized for the temporary differences between the recorded amounts of assets and liabilities for financial reporting purposes and such amounts for income tax purposes.
The income tax provision for the fiscal years ended 2018, 2017 and 2016, consisted of the following (in thousands):

	Fiscal Year Ended
	October 28, 2018	October 29, 2017	October 30, 2016
Current:
Federal	$16,850	$23,885	$22,602
State	3,483	3,218	3,179
Foreign	545	445	838
Total current	20,878	27,548	26,619
Deferred:
Federal	(2,937)	(358)	105
State	565	769	1,380
Foreign	1,483	455	(167)
Total deferred	(889)	866	1,318
Total provision	$19,989	$28,414	$27,937

The reconciliation of income tax computed at the United States federal statutory tax rate to the effective income tax rate is as follows:

	Fiscal Year Ended
	October 28, 2018	October 29, 2017	October 30, 2016
Statutory federal income tax rate	23.3%	35.0%	35.0%
State income taxes	4.2%	3.2%	3.8%
Production activities deduction	(1.7)%	(3.1)%	(3.4)%
Non-deductible expenses	0.2%	0.9%	1.3%
Revaluation of U.S. deferred income tax due to statutory rate reduction	(1.2)%	—%	—%
One-time repatriation tax on foreign earnings	0.6%	—%	—%
Other	(1.3)%	(1.8)%	(1.3)%
Effective tax rate	24.1%	34.2%	35.4%

The decrease in the effective tax rate for the fiscal year ended October 28, 2018 is a result of the net impact of the Tax Cuts and Jobs Act (“U.S. Tax Reform”) which was enacted by the United States on December 22, 2017. U.S. Tax Reform incorporates significant changes to U.S. corporate income tax laws including, among other things, a reduction in the federal statutory corporate income tax rate from 35% to 21%, an exemption for dividends received from certain foreign subsidiaries, a one-time repatriation tax on deemed repatriated earnings from foreign subsidiaries, immediate expensing of certain depreciable tangible assets, limitations on the deduction for net interest expense and certain executive compensation and the repeal of the Domestic Production Activities Deduction. The majority of these changes will be effective for the Company’s fiscal year beginning October 29, 2018. However, the corporate income tax rate reduction is effective December 22, 2017. As such, the Company’s statutory federal corporate income tax rate for the fiscal year ended October 28, 2018 is 23.3%. In addition, the one-time repatriation tax was recognized by the Company for the tax year ended October 28, 2018.
Under ASC Topic 740, Income Taxes ("ASC 740"), a company is generally required to recognize the effect of changes in tax laws in its financial statements in the period in which the legislation is enacted. U.S. income tax laws are deemed to be effective on the date the president signs tax legislation. The President signed the U.S. Tax Reform legislation on December 22, 2017. In acknowledgment of the substantial changes incorporated in the U.S. Tax Reform, the SEC staff issued Staff Accounting Bulletin 118 (“SAB 118”) to provide certain guidance in determining the accounting for income tax effects of the legislation in the accounting period of enactment as well as provide a measurement period within which to finalize and reflect such final effects associated with U.S. Tax Reform. Further, SAB 118 summarizes a three-step approach to be applied each reporting period within the overall measurement period: (1) amounts should be reflected in the period including the date of enactment for those items which are deemed to be complete, (2) to the extent the effects of certain changes due to U.S. Tax Reform for which the accounting is not deemed complete but for which a reasonable estimate can be determined, such provisional amount(s) should be reflected in the period so determined and adjusted in subsequent periods as such effects are finalized and (3) to the extent a reasonable estimate cannot be determined for a specific effect of the tax law change associated with U.S. Tax Reform, no provisional amount should be recorded but rather, continue to apply ASC 740 based upon the tax law in effect prior to the enactment of U.S. Tax Reform. Such measurement period is deemed to end when all necessary information has been obtained, prepared and analyzed such that a final accounting determination can be concluded, but in no event should the period extend beyond one year.
In consideration of this guidance, the Company obtained, prepared and analyzed various information associated with the enactment of U.S. Tax Reform. Based upon this review, the Company recognized an estimated income tax benefit with respect to U.S. Tax Reform of $0.6 million. This net income tax benefit reflects a $1.0 million net estimated income tax benefit associated with the remeasurement of the Company’s net U.S. deferred tax liability, partiality offset with a $0.5 million estimated income tax expense associated with the impact of the deemed repatriated earnings from the Company’s foreign subsidiaries, including the one-time repatriation tax of $1.8 million. Due to the Company’s fiscal year-end of October 28, 2018 and the timing of the various technical provisions provided for under U.S. Tax Reform, the financial statement impacts recorded in fiscal 2018 relating to U.S. Tax Reform are not deemed to be complete but rather are deemed to be reasonable, provisional estimates based upon the current available information. As such, the Company will continue to update and finalize the accounting for the tax effect of the enactment of U.S. Tax Reform in the next interim period in accordance with the guidance as outlined in SAB 118, as deemed necessary.
Deferred income taxes reflect the net impact of temporary differences between the amounts of assets and liabilities recognized for financial reporting purposes and such amounts recognized for income tax purposes. The tax effects of the temporary differences for fiscal 2018 and 2017 are as follows (in thousands):

	October 28, 2018	October 29, 2017
Deferred tax assets:
Inventory obsolescence	$2,161	$2,680
Bad debt reserve	1,007	1,686
Accrued and deferred compensation	14,828	16,003
Accrued insurance reserves	1,122	1,816
Deferred revenue	7,495	10,260
Net operating loss and tax credit carryover	1,815	3,686
Depreciation and amortization	536	434
Pension	2,842	6,510
Other reserves	863	716
Total deferred tax assets	32,669	43,791
Less valuation allowance	(11)	—
Net deferred tax assets	32,658	43,791
Deferred tax liabilities:
Depreciation and amortization	(33,926)	(42,632)
U.S. tax on unremitted foreign earnings	—	(1,107)
Other	—	(1,805)
Total deferred tax liabilities	(33,926)	(45,544)
Total deferred tax liability, net	$(1,268)	$(1,753)

We carry out our business operations through legal entities in the U.S., Canada, Mexico and Costa Rica, and carried out operations in China until the sale of our manufacturing facility in China during fiscal 2018. These operations require that we file corporate income tax returns that are subject to U.S., state and foreign tax laws. We are subject to income tax audits in these multiple jurisdictions.
As of October 28, 2018, the $1.8 million net operating loss and tax credit carryforward included $0.1 million for U.S. state loss carryforwards. The state net operating loss carryforwards will expire in 2019 to 2029, if unused. As of October 28, 2018, our foreign operations have a net operating loss carryforward of approximately $1.7 million, that will start to expire in fiscal 2028, if unused.
The following table represents the rollforward of the valuation allowance on deferred taxes activity for the fiscal years ended October 28, 2018, October 29, 2017 and October 30, 2016 (in thousands):

	October 28, 2018	October 29, 2017	October 30, 2016
Beginning balance	$—	$210	$115
Additions (reductions)	11	(210)	95
Ending balance	$11	$—	$210

Uncertain tax positions
There were no unrecognized tax benefits at October 28, 2018 and October 29, 2017. We do not anticipate any material change in the total amount of unrecognized tax benefits to occur within the next twelve months.
We recognize interest and penalties related to uncertain tax positions in income tax expense. To the extent accrued interest and penalties do not ultimately become payable, amounts accrued will be reduced and reflected as a reduction of the overall income tax provision in the period that such determination is made. We did not have any accrued interest and penalties related to uncertain tax positions as of October 28, 2018.
We file income tax returns in the U.S. federal jurisdiction and multiple state and foreign jurisdictions. Our tax years are closed with the IRS through the year ended October 28, 2014, as the statute of limitations related to these tax years has closed. In addition, open tax years related to state and foreign jurisdictions remain subject to examination but are not considered material.